Pioneer Cash Reserves Fund
PIONEER CASH RESERVES FUND
INVESTMENT OBJECTIVES
High current income, preservation of capital and liquidity through investments in high-quality short-term securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer Cash Reserves Fund	CLASS A	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer Cash Reserves Fund		CLASS A	CLASS Y
Management Fees	[1]	0.35%	0.35%
Distribution and Service (12b-1) Fees		0.15%	none
Other Expenses		0.26%	0.10%
Total Annual Fund Operating Expenses		0.76%	0.45%
[1]	Management Fees have been restated to reflect current fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example Pioneer Cash Reserves Fund (USD $)	1	3	5	10
Class A	78	243	422	942
Class Y	46	144	252	567

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption Pioneer Cash Reserves Fund (USD $)	1	3	5	10
Class A	78	243	422	942
Class Y	46	144	252	567

PRINCIPAL INVESTMENT STRATEGIES
The fund is a money market fund. The fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality, U.S. dollar denominated money market securities of U.S. and non-U.S. issuers, including those issued by:
  U.S. and non-U.S. banks
  U.S. and non-U.S. corporate or private issuers
  The U.S. government and its agencies and instrumentalities
  Non-U.S. governments
  Multinational organizations such as the World Bank
The fund may invest more than 25% of its total assets in U.S. government securities and obligations of U.S. banks. The fund may invest in any money market instrument that is a permissible investment for a money market fund under the rules of the Securities and Exchange Commission, including commercial paper, certificates of deposit, time deposits, banker's acceptances, variable rate demand securities, preferred shares, fixed-term obligations, mortgage-backed and asset-backed securities, repurchase agreements, municipal obligations and other short-term debt securities. These investments may include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, auction features or interest rate reset features. The fund's investments also may include U.S. dollar denominated securities issued by non-U.S. governments and multinational issuers, such as the World Bank. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount.

The fund invests in accordance with the credit quality, maturity, liquidity and diversification requirements applicable to money market funds. Within these standards, the adviser's assessment of broad economic factors that are expected to affect economic activity and interest rates influences securities selection. The adviser also employs fundamental research and an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality.

The fund invests in U.S. government obligations and money market securities that at the time of purchase are rated in one of the two highest rating categories for short-term debt by a nationally recognized statistical rating organization or, if unrated, determined to be of equivalent credit quality by the fund's investment adviser. If rating organizations differ in the rating assigned to a security, the fund will only treat the security as having the higher rating if at least two rating organizations assigned that rating. If, after purchase, the quality rating assigned to one or more of the fund's securities is downgraded, or the credit quality deteriorates, or if the maturity on a security is extended, the adviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

The fund invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average portfolio maturity of 60 days or less.
PRINCIPAL RISKS OF INVESTING IN THE FUND
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that this will be the case, and it is possible to lose money by investing in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. You should be aware that money market funds have, in the past, "broken the buck," which means that investors did not receive $1.00 per share for their investment in those funds, and this could happen again. You should also be aware that the fund's investment adviser and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund's yield. From time to time, the adviser and its affiliates may reimburse or otherwise reduce the fund's expenses or the adviser may waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share, for the purpose of avoiding a negative yield or increasing the fund's yield during the period of the limitation. Any such expense reimbursements, reductions or waivers are voluntary and temporary and may be terminated by the adviser at any time without notice.

Following is a summary description of principal risks of investing in the fund.

INTEREST RATE AND MARKET RISK. General market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest rates, lack of liquidity or other disruptions in the bond markets, adverse investor sentiment or other adverse market events and conditions could cause the value of your investment, or its yield, to decline. The value of your investment may also go down when interest rates rise. Interest rates in the U.S. have recently been historically low and are expected to rise. High public debt in the U.S. and other countries creates ongoing and systemic market risks and policy making uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding, could also negatively affect financial markets generally as well as increase market volatility and reduce the value and liquidity of certain securities. In addition, policy and legislative changes in the U.S. and in other countries are changing many aspects of financial regulation. In particular, changes have been proposed to the rules governing money market funds that, if adopted, would have a significant impact on the way that certain money market funds operate. The impact of these changes and proposed changes on the markets, and the practical implications for market participants, may not be fully known for some time.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

CREDIT RISK. If an issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. In addition, the default or downgrade of a single holding or issuer may cause significant deterioration in the fund's share price. The credit quality of the fund's holdings can change rapidly in certain markets.

YIELD RISK. The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund's expenses could absorb all or a significant portion of the fund's income. If interest rates increase, the fund's yield may not increase proportionately. For example, the fund's adviser may discontinue any temporary voluntary fee waivers. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund's yield.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease, or if a voluntary fee waiver is changed or terminated.

STRUCTURED SECURITIES RISK. The structured securities in which the fund invests are a type of derivative instrument. The payment and credit qualities of these instruments derive from the underlying assets and the terms of the particular security, and they may behave in ways not anticipated by the fund. Some of these instruments may have the effect of increasing the fund's exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Investments in structured securities raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the fund. Certain structured securities are thinly traded or have a limited trading market. The structured securities may be subordinate to other classes.

RISKS ASSOCIATED WITH CONCENTRATION IN THE BANKING INDUSTRY. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

MUNICIPAL SECURITIES RISK. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In recent periods, an increasing number of municipal issuers in the United States have defaulted on obligations and commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security.

REDEMPTION RISK. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund's ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. In addition, the fund may suspend redemptions when permitted by applicable regulations.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.
THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 1.18% (07/01/2007 TO 09/31/2007). THE LOWEST CALENDAR QUARTERLY RETURN WAS 0.00% (10/01/2009 TO 12/31/2009).
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2013)
Average Annual Total Returns Pioneer Cash Reserves Fund	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
Class A	0.01%	0.04%	1.44%	3.36%	Jun. 22, 1987
Class Y	0.01%	0.07%		1.63%	Sep. 26, 2005